Average Annual Total Returns - Brandes International Small Cap Equity Fund	A 1 Year	A 5 Year	A 10 Year	C 1 Year	C 5 Year	C 10 Year	I 1 Year	I 5 Year	I 10 Year	I Return After Taxes on Distributions 1 Year	I Return After Taxes on Distributions 5 Year	I Return After Taxes on Distributions 10 Year	I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I Return After Taxes on Distributions and Sale of Fund Shares 5 Year	I Return After Taxes on Distributions and Sale of Fund Shares 10 Year	R6 1 Year	R6 5 Year	R6 10 Year	S&P Developed ex-U.S. Small Cap (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Developed ex-U.S. Small Cap (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 5 Year	S&P Developed ex-U.S. Small Cap (Net Dividends) Index (reflects no deduction for fees, expenses or taxes) 10 Year
Total	(1.39%)	0.12%	3.61%	2.79%	0.56%	3.45%	4.86%	1.54%	4.46%	4.71%	0.66%	3.41%	3.13%	1.17%	3.37%	4.89%	1.64%	4.53%	13.81%	9.35%	7.20%